Schedule of Investments ─ IQ U.S. Small Cap ETF (formerly, IQ Chaikin U.S. Small Cap ETF)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 1.9%
AMC Networks, Inc., Class A*	23,298	$294,021
EchoStar Corp., Class A*	22,359	434,435
IDT Corp., Class B*	12,015	284,996
Liberty Latin America Ltd., Class C*	49,511	411,932
Madison Square Garden Entertainment Corp.*(a)	6,936	241,650
QuinStreet, Inc.*	25,769	228,829
Scholastic Corp.	11,960	516,553
Sinclair, Inc.	23,831	331,489
Sphere Entertainment Co.*(a)	6,936	294,433
Stagwell, Inc.*	55,116	369,828
Thryv Holdings, Inc.*	17,734	420,296
United States Cellular Corp.*	19,727	349,365

Total Communication Services		4,177,827

Consumer Discretionary — 9.2%
Academy Sports & Outdoors, Inc.	6,268	374,764
Accel Entertainment, Inc.*	44,892	511,769
Adtalem Global Education, Inc.*	10,590	457,912
Arko Corp.	48,169	401,729
Asbury Automotive Group, Inc.*	1,936	436,762
Bowlero Corp.*	24,127	292,660
Buckle, Inc. (The)	11,468	419,270
Carriage Services, Inc.	13,400	433,758
Cavco Industries, Inc.*	1,287	380,502
Cheesecake Factory, Inc. (The)(a)	11,668	429,149
Chegg, Inc.*	25,130	254,567
Clarus Corp.	43,276	385,156
Denny’s Corp.*	36,646	430,957
Dillard’s, Inc., Class A	1,329	455,900
Dorman Products, Inc.*	4,742	401,600
Duolingo, Inc.*	2,868	445,085
Ethan Allen Interiors, Inc.	14,893	468,683
GoPro, Inc., Class A*	81,303	332,529
Graham Holdings Co., Class B	675	396,056
Grand Canyon Education, Inc.*	3,590	389,694
Group 1 Automotive, Inc.	1,806	466,905
Hyatt Hotels Corp., Class A(a)	3,659	462,315
Johnson Outdoors, Inc., Class A	6,491	383,748
KB Home	10,186	549,738
Kontoor Brands, Inc.(a)	8,451	357,984
La-Z-Boy, Inc.	14,062	441,125
LCI Industries	3,723	507,333
Levi Strauss & Co., Class A(a)	22,433	338,065
Malibu Boats, Inc., Class A*	7,245	434,338
MarineMax, Inc.*	14,225	573,694
MDC Holdings, Inc.	10,521	539,517
Meritage Homes Corp.	3,496	520,729
Monarch Casino & Resort, Inc.	5,516	382,369
Movado Group, Inc.	14,734	422,866
OneSpaWorld Holdings Ltd.*	34,109	438,130
Papa John’s International, Inc.	5,458	451,377
Perdoceo Education Corp.*	30,452	406,534
Playa Hotels & Resorts NV*	42,601	347,624
Ralph Lauren Corp.	3,499	459,524
RCI Hospitality Holdings, Inc.	5,232	364,932
Standard Motor Products, Inc.	11,080	422,924
Steven Madden Ltd.	11,360	379,197
Strategic Education, Inc.	4,552	341,855
Stride, Inc.*	10,427	398,416
Travel + Leisure Co.	10,440	425,221
Tri Pointe Homes, Inc.*	16,151	514,894
Vacasa, Inc., Class A*	425,025	315,156
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Vista Outdoor, Inc.*	14,759	$447,198

Total Consumer Discretionary		20,192,210

Consumer Staples — 3.9%
Andersons, Inc. (The)	9,903	483,464
Calavo Growers, Inc.	14,215	536,332
Cal-Maine Foods, Inc.	6,717	310,258
Central Garden & Pet Co., Class A*	10,480	400,546
Coca-Cola Consolidated, Inc.	764	483,925
Duckhorn Portfolio, Inc. (The)*	25,720	323,558
Fresh Del Monte Produce, Inc.	13,582	361,010
Herbalife Ltd.*	25,400	412,496
Hostess Brands, Inc.*	16,437	395,145
Ingles Markets, Inc., Class A	4,610	390,928
Inter Parfums, Inc.	2,875	429,985
John B Sanfilippo & Son, Inc.	4,271	465,155
Medifast, Inc.	3,945	401,956
MGP Ingredients, Inc.	4,229	482,148
PriceSmart, Inc.	5,722	444,771
SpartanNash Co.	16,490	370,036
TreeHouse Foods, Inc.*	8,112	418,660
United Natural Foods, Inc.*	15,521	322,837
Universal Corp.	7,732	391,007
USANA Health Sciences, Inc.*	6,502	422,045
Vector Group Ltd.	34,052	446,762

Total Consumer Staples		8,693,024

Energy — 3.0%
Arch Resources, Inc.	3,111	399,577
Archrock, Inc.	41,858	488,064
Bristow Group, Inc.*	18,257	561,768
California Resources Corp.	10,623	566,737
CNX Resources Corp.*(a)	25,528	520,771
Crescent Energy Co., Class A	36,160	429,219
Denbury, Inc.*	4,667	410,276
Dril-Quip, Inc.*	14,267	369,373
Expro Group Holdings NV*	22,275	494,282
Gulfport Energy Corp.*	5,112	523,724
International Seaways, Inc.	9,812	420,837
REX American Resources Corp.*	14,303	529,497
Valaris Ltd.*	6,287	482,842
World Fuel Services Corp.	16,006	360,775

Total Energy		6,557,742

Financials — 21.2%
Amalgamated Financial Corp.	23,118	461,435
A-Mark Precious Metals, Inc.	11,802	481,404
American Equity Investment Life Holding Co.	11,217	602,016
Ameris Bancorp	11,187	488,313
AssetMark Financial Holdings, Inc.*	13,017	389,208
Associated Banc-Corp.	22,746	431,037
Atlantic Union Bankshares Corp.	11,668	373,143
Axis Capital Holdings Ltd.	7,501	413,455
Axos Financial, Inc.*	11,077	520,619
Bancorp, Inc. (The)*	14,684	556,524
Bank of Marin Bancorp	18,682	391,948
Bridge Investment Group Holdings, Inc., Class A	36,095	451,548
Bridgewater Bancshares, Inc.*	37,728	404,067
Brighthouse Financial, Inc.*	9,271	483,297
Business First Bancshares, Inc.	23,873	488,203
Byline Bancorp, Inc.	18,942	415,777
Capital City Bank Group, Inc.	13,953	452,496

Schedule of Investments ─ IQ U.S. Small Cap ETF (formerly, IQ Chaikin U.S. Small Cap ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Capstar Financial Holdings, Inc.	26,994	$401,671
Cass Information Systems, Inc.	9,454	358,779
Central Pacific Financial Corp.	22,846	416,711
CNO Financial Group, Inc.	18,429	473,994
Coastal Financial Corp./Wa*	11,357	512,996
Columbia Banking System, Inc.	19,093	426,729
Community Trust Bancorp, Inc.	10,776	413,583
ConnectOne Bancorp, Inc.	23,131	473,492
CrossFirst Bankshares, Inc.*	39,024	455,410
Diamond Hill Investment Group, Inc.	2,478	449,782
Employers Holdings, Inc.	9,810	378,960
Enova International, Inc.*	9,204	507,048
Enstar Group Ltd.*	1,763	451,116
Enterprise Financial Services Corp.	9,180	376,380
Equity Bancshares, Inc., Class A	16,782	455,799
Evercore, Inc., Class A	3,544	478,653
EVERTEC, Inc.	12,117	476,562
Farmers National Banc Corp.	32,354	444,867
Federated Hermes, Inc.	10,197	344,964
First Bancshares, Inc. (The)	15,834	495,763
First Busey Corp.	20,106	435,496
First Commonwealth Financial Corp.	32,900	475,076
First Financial Corp.	10,912	416,947
First Foundation, Inc.	54,999	402,043
FirstCash Holdings, Inc.	4,286	408,370
Flushing Financial Corp.	27,465	433,398
FNB Corp.	35,255	450,911
Genworth Financial, Inc., Class A*	81,466	477,391
Green Dot Corp., Class A*	23,805	465,388
Hancock Whitney Corp.	11,234	494,408
Hanmi Financial Corp.	22,024	418,456
HarborOne Bancorp, Inc.	33,576	352,212
Heartland Financial USA, Inc.	10,667	366,305
Heritage Commerce Corp.	49,094	471,302
Hilltop Holdings, Inc.	13,783	426,308
Horace Mann Educators Corp.	12,226	368,369
Horizon Bancorp, Inc./In	36,975	458,120
International Bancshares Corp.	9,551	474,112
James River Group Holdings Ltd.	19,804	366,176
Kearny Financial Corp.	50,363	432,618
Kemper Corp.	7,482	381,358
Lazard Ltd., Class A	12,351	433,520
Live Oak Bancshares, Inc.	16,782	635,534
MBIA, Inc.*	44,165	386,002
Mercantile Bank Corp.	13,373	469,660
Merchants Bancorp	15,705	496,435
Mercury General Corp.	12,885	414,639
Metropolitan Bank Holding Corp.*(a)	12,067	546,514
MGIC Investment Corp.	30,474	510,135
Mid Penn Bancorp, Inc.	15,969	375,271
Midland States Bancorp, Inc.	19,093	447,349
MidWestOne Financial Group, Inc.	16,747	410,804
Mr Cooper Group, Inc.*	9,981	578,599
National Western Life Group, Inc., Class A	1,675	706,297
Nicolet Bankshares, Inc.	6,487	542,638
NMI Holdings, Inc., Class A*	18,315	489,194
OceanFirst Financial Corp.	22,130	412,282
OFG Bancorp	16,397	549,136
Old Second Bancorp, Inc.	29,087	465,101
Oscar Health, Inc., Class A*	62,531	470,233
PacWest Bancorp	42,031	390,888
Pathward Financial, Inc.	9,857	512,170
Peapack-Gladstone Financial Corp.	13,806	403,549
PennyMac Financial Services, Inc.	6,864	516,379
Peoples Bancorp, Inc.	15,881	447,368
Piper Sandler Cos.	2,951	431,908
PJT Partners, Inc., Class A	5,665	449,291
	Shares	Value
Common Stocks (continued)
Financials (continued)
Premier Financial Corp.	19,727	$427,287
QCR Holdings, Inc.	9,314	477,156
Radian Group, Inc.	18,505	498,340
Renasant Corp.	13,373	413,761
Repay Holdings Corp.*	62,246	519,754
S&T Bancorp, Inc.	13,017	411,077
Safety Insurance Group, Inc.	5,489	395,208
SiriusPoint Ltd.*	50,303	469,830
Southern Missouri Bancorp, Inc.	10,940	525,886
Stewart Information Services Corp.	10,136	477,710
StoneX Group, Inc.*	3,951	363,531
Towne Bank	15,345	387,922
UMB Financial Corp.	7,084	502,964
United Community Banks, Inc.	14,560	423,259
United Fire Group, Inc.	15,403	370,288
Univest Financial Corp.	17,226	335,907
Victory Capital Holdings, Inc., Class A	13,972	463,311
Virtu Financial, Inc., Class A	21,638	401,601
Virtus Investment Partners, Inc.	2,149	442,114
Washington Federal, Inc.	13,577	421,430

Total Financials		46,791,745

Health Care — 13.6%
ACADIA Pharmaceuticals, Inc.*	21,731	635,414
Addus HomeCare Corp.*	3,835	351,171
Alkermes PLC*	14,521	425,175
Alphatec Holdings, Inc.*	26,215	463,219
Amphastar Pharmaceuticals, Inc.*	10,906	661,885
AngioDynamics, Inc.*	39,550	343,690
Arcus Biosciences, Inc.*	22,421	446,178
Artivion, Inc.*	31,219	543,835
Atea Pharmaceuticals, Inc.*	122,077	418,724
Avanos Medical, Inc.*	13,765	336,830
Bridgebio Pharma, Inc.*	24,665	863,522
CareDx, Inc.*	44,743	488,146
Century Therapeutics, Inc.*	117,855	359,458
Coherus Biosciences, Inc.*(a)	59,790	288,188
Collegium Pharmaceutical, Inc.*	17,047	387,990
Computer Programs and Systems, Inc.*	13,560	355,543
Cross Country Healthcare, Inc.*	18,323	472,733
Cullinan Oncology, Inc.*	39,977	423,356
Deciphera Pharmaceuticals, Inc.*	26,469	357,861
Dyne Therapeutics, Inc.*	35,500	432,390
Emergent BioSolutions, Inc.*	39,475	271,588
EQRx, Inc.*	210,804	360,475
Evolent Health, Inc., Class A*	12,603	383,005
GoodRx Holdings, Inc., Class A*	65,433	604,601
Haemonetics Corp.*	4,942	455,850
Harmony Biosciences Holdings, Inc.*	12,525	443,009
HealthStream, Inc.	15,090	339,223
ICU Medical, Inc.*	2,471	440,283
ImmunityBio, Inc.*(a)	224,703	494,347
Immunovant, Inc.*	26,368	601,981
Innoviva, Inc.*	36,352	492,570
Inogen, Inc.*	32,770	267,731
Integer Holdings Corp.*	5,273	487,647
Iovance Biotherapeutics, Inc.*	66,932	485,926
iRadimed Corp.	10,394	456,608
Krystal Biotech, Inc.*	5,108	659,443
Ligand Pharmaceuticals, Inc.*	5,558	371,997
Lyell Immunopharma, Inc.*	173,287	500,799
Maravai LifeSciences Holdings, Inc., Class A*	29,191	330,150
Merit Medical Systems, Inc.*	5,526	412,626
ModivCare, Inc.*	4,872	213,101
Multiplan Corp.*	385,810	829,492

Schedule of Investments ─ IQ U.S. Small Cap ETF (formerly, IQ Chaikin U.S. Small Cap ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
National HealthCare Corp.	7,043	$415,678
Nkarta, Inc.*	115,200	263,808
Nuvation Bio, Inc.*	246,362	455,770
Orthofix Medical, Inc.*	24,415	480,731
OrthoPediatrics Corp.*	9,233	385,478
Pacira BioSciences, Inc.*	10,021	364,263
Patterson Cos., Inc.	15,292	502,954
PMV Pharmaceuticals, Inc.*	85,735	560,707
Prestige Consumer Healthcare, Inc.*	6,530	425,821
PTC Therapeutics, Inc.*	8,442	340,550
Pulmonx Corp.*	36,580	512,120
REGENXBIO, Inc.*	21,627	410,913
Sana Biotechnology, Inc.*(a)	125,063	732,869
Scilex Holding Co.*	34,109	186,578
Sharecare, Inc.*	287,999	400,319
SI-BONE, Inc.*	20,790	535,550
SIGA Technologies, Inc.	76,985	441,894
Supernus Pharmaceuticals, Inc.*	11,287	346,398
Travere Therapeutics, Inc.*	18,183	312,566
UFP Technologies, Inc.*	3,150	613,195
Vanda Pharmaceuticals, Inc.*	60,229	348,124
Varex Imaging Corp.*	22,483	523,629
Veradigm, Inc.*	31,337	423,676
Vir Biotechnology, Inc.*	17,575	247,456
Xencor, Inc.*	14,663	356,164
Y-mAbs Therapeutics, Inc.*	81,628	497,115

Total Health Care		30,042,086

Industrials — 21.0%
AAR Corp.*	7,497	448,321
ABM Industries, Inc.	9,101	421,194
ACCO Brands Corp.	76,873	468,157
Air Lease Corp.	10,388	439,828
Alamo Group, Inc.	2,212	428,597
Allison Transmission Holdings, Inc.	9,040	530,558
Ameresco, Inc., Class A*	8,309	483,667
API Group Corp.*	18,191	523,173
Applied Industrial Technologies, Inc.	2,878	417,281
Arcosa, Inc.	6,480	500,126
Argan, Inc.	10,106	384,432
Astec Industries, Inc.	9,920	490,048
AZZ, Inc.	9,923	439,887
Barrett Business Services, Inc.	4,614	418,628
Beacon Roofing Supply, Inc.*	6,949	595,321
Boise Cascade Co.	6,728	696,281
Brady Corp., Class A	7,614	392,730
BrightView Holdings, Inc.*	72,769	561,049
Brink’s Co. (The)	6,129	447,172
CBIZ, Inc.*	8,264	437,083
Columbus McKinnon Corp.	11,005	465,952
Comfort Systems USA, Inc.	2,804	487,812
Conduent, Inc.*	119,230	412,536
CoreCivic, Inc.*	44,451	431,175
CSW Industrials, Inc.	2,944	531,539
Custom Truck One Source, Inc.*	60,229	416,785
Douglas Dynamics, Inc.	12,824	398,185
Ducommun, Inc.*	7,475	374,796
Eagle Bulk Shipping, Inc.(a)	8,988	415,156
Encore Wire Corp.	2,196	374,835
Energy Vault Holdings, Inc.*	191,102	640,192
EnerSys	4,708	509,971
Ennis, Inc.	19,415	418,199
ESCO Technologies, Inc.	4,281	430,455
First Advantage Corp.*	29,294	439,410
Flowserve Corp.	12,028	454,177
Forrester Research, Inc.*	12,642	402,901
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Forward Air Corp.	3,795	$450,998
Franklin Electric Co., Inc.	4,346	429,472
Genco Shipping & Trading Ltd.	26,116	378,682
GEO Group, Inc. (The)*	51,833	387,193
Gibraltar Industries, Inc.*	8,432	545,297
Global Industrial Co.	15,237	434,255
Gorman-Rupp Co. (The)	16,357	518,517
Granite Construction, Inc.(a)	9,967	407,949
Great Lakes Dredge & Dock Corp.*	75,315	632,646
Healthcare Services Group, Inc.	29,486	371,818
Heartland Express, Inc.	25,688	419,999
Heidrick & Struggles International, Inc.	13,471	367,354
Helios Technologies, Inc.	6,254	395,253
Heritage-Crystal Clean, Inc.*	11,484	529,068
HireRight Holdings Corp.*	38,544	412,806
HNI Corp.	14,690	427,332
Hub Group, Inc., Class A*	4,872	439,113
Hyster-Yale Materials Handling, Inc.	8,197	391,489
IES Holdings, Inc.*	9,490	543,967
Insperity, Inc.	3,365	395,892
Insteel Industries, Inc.	14,700	474,075
Kadant, Inc.	1,952	435,003
Kaman Corp.	17,891	409,525
Kforce, Inc.	6,467	410,266
Korn Ferry	7,912	416,804
Kratos Defense & Security Solutions, Inc.*	30,338	457,800
Lindsay Corp.	2,696	357,301
ManpowerGroup, Inc.	4,956	390,929
Marten Transport Ltd.	19,520	442,323
Matson, Inc.	6,856	640,762
McGrath RentCorp	4,383	422,434
MillerKnoll, Inc.	19,997	391,341
Moog, Inc., Class A	4,060	428,086
MSC Industrial Direct Co., Inc., Class A	4,868	491,279
Mueller Industries, Inc.	5,565	451,099
Mueller Water Products, Inc., Class A	29,337	472,032
MYR Group, Inc.*	3,238	461,609
National Presto Industries, Inc.	5,673	444,253
NOW, Inc.*	36,679	417,774
NV5 Global, Inc.*	3,934	430,970
PGT Innovations, Inc.*	16,287	465,971
Planet Labs PBC*	104,061	387,107
Primoris Services Corp.	16,585	526,740
Proto Labs, Inc.*	12,336	408,938
Quanex Building Products Corp.	18,994	534,491
Resources Connection, Inc.	23,972	383,073
Rush Enterprises, Inc., Class A	7,490	484,453
Ryder System, Inc.	4,586	468,460
Schneider National, Inc., Class B	15,304	471,516
SP Plus Corp.*	11,927	458,593
Standex International Corp.	3,340	496,224
Sterling Check Corp.*	36,679	440,515
Sterling Infrastructure, Inc.*	10,796	647,652
Tennant Co.	5,968	478,872
Terex Corp.	8,453	495,599
Thermon Group Holdings, Inc.*	16,410	453,080
Triton International Ltd.	6,469	545,401
TrueBlue, Inc.*	22,976	343,491
TTEC Holdings, Inc.	10,999	378,806
Universal Logistics Holdings, Inc.	14,045	436,659
V2X, Inc.*	10,296	529,832
VSE Corp.	9,109	489,609
Wabash National Corp.	16,630	393,798
Watts Water Technologies, Inc., Class A	2,431	453,454

Schedule of Investments ─ IQ U.S. Small Cap ETF (formerly, IQ Chaikin U.S. Small Cap ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Werner Enterprises, Inc.	8,990	$422,710

Total Industrials		46,447,418

Information Technology — 14.0%
A10 Networks, Inc.	26,402	409,759
ACI Worldwide, Inc.*	15,158	351,514
Adeia, Inc.	46,158	554,819
ADTRAN Holdings, Inc.(a)	25,786	250,898
Advanced Energy Industries, Inc.	4,173	522,376
Alkami Technology, Inc.*	32,304	545,292
Alteryx, Inc., Class A*	6,950	288,147
American Software, Inc., Class A	32,431	373,929
Belden, Inc.	4,714	455,561
Benchmark Electronics, Inc.	17,263	457,642
Blackbaud, Inc.*	5,901	445,231
Box, Inc., Class A*	15,266	477,063
Cohu, Inc.*	10,653	465,003
Couchbase, Inc.*	29,087	485,462
CTS Corp.	8,269	369,046
Diodes, Inc.*	4,409	416,606
Edgio, Inc.*	516,949	406,063
Enfusion, Inc., Class A*	38,949	422,597
ePlus, Inc.*	8,340	469,959
Everbridge, Inc.*	11,795	363,758
FARO Technologies, Inc.*	16,641	276,074
FormFactor, Inc.*	12,840	477,134
Grid Dynamics Holdings, Inc.*	35,685	371,838
Hackett Group, Inc. (The)	22,130	514,523
Insight Enterprises, Inc.*	2,861	419,680
InterDigital, Inc.	5,609	519,898
Jamf Holding Corp.*	21,058	457,380
Kimball Electronics, Inc.*	16,969	495,155
Knowles Corp.*	24,057	439,521
LiveRamp Holdings, Inc.*	18,649	532,243
MeridianLink, Inc.*	23,639	528,095
Mitek Systems, Inc.*(a)	42,643	435,385
N-able, Inc.*	30,982	435,917
NETGEAR, Inc.*	22,093	301,349
NetScout Systems, Inc.*	14,290	399,406
New Relic, Inc.*	5,432	456,179
Onto Innovation, Inc.*	4,654	578,585
OSI Systems, Inc.*	3,989	475,609
PDF Solutions, Inc.*	9,651	443,850
Pegasystems, Inc.	8,435	444,946
Perficient, Inc.*	5,665	361,370
Photronics, Inc.*	24,665	652,389
Plexus Corp.*	4,192	412,870
PowerSchool Holdings, Inc., Class A*	20,634	498,724
Progress Software Corp.(a)	7,123	427,807
PROS Holdings, Inc.*	14,925	567,150
Rambus, Inc.*	7,978	499,503
Rapid7, Inc.*	8,915	409,288
Ribbon Communications, Inc.*	119,579	380,261
Rimini Street, Inc.*	99,263	269,995
RingCentral, Inc., Class A*	13,334	551,494
Sanmina Corp.*	6,705	412,089
ScanSource, Inc.*	13,435	404,259
SMART Global Holdings, Inc.*	23,722	631,005
Smartsheet, Inc., Class A*	8,556	379,886
SolarWinds Corp.*	47,553	501,209
Sprinklr, Inc., Class A*	31,554	443,018
SPS Commerce, Inc.*	2,686	484,528
Squarespace, Inc., Class A*	12,872	426,578
Telos Corp.*	161,643	405,724
Teradata Corp.*	10,158	577,482
TTM Technologies, Inc.*	30,315	435,323
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Unisys Corp.*	105,402	$573,387
Veeco Instruments, Inc.*	19,355	545,037
Verint Systems, Inc.*	10,996	410,921
Viavi Solutions, Inc.*	37,761	410,462
Vishay Intertechnology, Inc.	18,080	508,952
Workiva, Inc.*	3,987	419,791
Yext, Inc.*	42,556	413,644

Total Information Technology		30,947,638

Materials — 4.6%
American Vanguard Corp.	18,690	337,541
Avient Corp.	9,945	403,071
Cabot Corp.	5,339	379,069
Chase Corp.	3,905	491,600
Clearwater Paper Corp.*	12,249	394,785
Ecovyst, Inc.*	37,009	454,841
Greif, Inc., Class A	6,454	477,402
Hawkins, Inc.	9,342	436,738
Haynes International, Inc.	8,174	410,008
HB Fuller Co.	5,975	442,329
Ingevity Corp.*	5,718	366,066
Innospec, Inc.	3,975	425,882
Koppers Holdings, Inc.	11,703	447,757
Materion Corp.	3,523	419,730
NewMarket Corp.	1,121	506,356
O-I Glass, Inc.*	18,008	413,464
Orion SA	15,675	343,596
Pactiv Evergreen, Inc.	51,121	440,152
Sensient Technologies Corp.	5,345	342,294
Stepan Co.	3,970	380,405
Summit Materials, Inc., Class A*	14,354	519,328
SunCoke Energy, Inc.	45,541	404,404
Warrior Met Coal, Inc.	11,141	492,989
Worthington Industries, Inc.	6,325	471,972

Total Materials		10,201,779

Real Estate — 5.4%
Alexander & Baldwin, Inc.	21,627	415,238
American Assets Trust, Inc.	22,000	495,000
Apartment Investment and Management Co., Class A	53,182	443,006
Apple Hospitality REIT, Inc.	26,351	408,441
Armada Hoffler Properties, Inc.	34,629	430,092
Brandywine Realty Trust	86,460	436,623
Chatham Lodging Trust	38,986	374,266
Corporate Office Properties Trust	17,248	448,448
DiamondRock Hospitality Co.	50,303	427,576
Douglas Emmett, Inc.	33,167	487,555
Elme Communities	22,898	372,093
EPR Properties	10,733	479,121
Equity Commonwealth	19,746	386,824
Forestar Group, Inc.*	26,283	774,823
Highwoods Properties, Inc.	17,636	445,662
Industrial Logistics Properties Trust	133,212	564,819
JBG SMITH Properties	27,156	454,320
Office Properties Income Trust	33,249	256,017
Outfront Media, Inc.	25,197	389,546
Pebblebrook Hotel Trust	29,128	450,028
Piedmont Office Realty Trust, Inc., Class A	56,023	416,811
Plymouth Industrial REIT, Inc.	19,464	443,195
PotlatchDeltic Corp.	8,262	443,091
RLJ Lodging Trust	38,581	397,384
Sunstone Hotel Investors, Inc.	41,392	421,784
Whitestone REIT	44,451	458,734

Schedule of Investments ─ IQ U.S. Small Cap ETF (formerly, IQ Chaikin U.S. Small Cap ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Xenia Hotels & Resorts, Inc.	31,243	$396,786

Total Real Estate		11,917,283

Utilities — 2.1%
ALLETE, Inc.	6,357	365,082
Avista Corp.	9,638	372,412
California Water Service Group	7,027	372,572
Chesapeake Utilities Corp.	3,196	377,895
Clearway Energy, Inc., Class C	13,053	344,730
Montauk Renewables, Inc.*	51,964	454,685
New Jersey Resources Corp.	7,687	343,609
Northwest Natural Holding Co.	8,600	369,542
NorthWestern Corp.	7,067	399,073
Otter Tail Corp.(a)	5,659	458,436
SJW Group	5,372	378,511
Unitil Corp.	7,169	373,075

Total Utilities		4,609,622

Total Common Stocks
(Cost $211,109,455)		220,578,374

Short-Term Investments — 1.0%

Money Market Funds — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)	1,925,167	1,925,167
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	160,201	160,201
Total Short-Term Investments
(Cost $2,085,368)		2,085,368

Total Investments — 100.9%
(Cost $213,194,823)		222,663,742
Other Assets and Liabilities, Net — (0.9)%		(1,929,720)
Net Assets — 100.0%		$220,734,022

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,522,988; total market value of collateral held by the Fund was $5,642,130. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,716,963.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$220,578,374	$–	$–	$220,578,374
Short-Term Investments:
Money Market Funds	2,085,368	–	–	2,085,368
Total Investments in Securities	$222,663,742	$–	$–	$222,663,742

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

Schedule of Investments ─ IQ U.S. Small Cap ETF (formerly, IQ Chaikin U.S. Small Cap ETF) (continued)

July 31, 2023 (unaudited)

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.